Segment and Geographic Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment and Geographic Information
11.	SEGMENT AND GEOGRAPHIC INFORMATION

Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company globally manages the business within one reportable segment. Segment information is consistent with how management reviews the business, makes investing and resource allocation decisions and assesses operating performance. The Company’s products are principally sold in the United States and France.

The following table represents total sales by geographic area, based on the location of the customer (in thousands):

	Three Months Ended March 31,
	2014	2013
United States	$23,162	$18,587
France	2,934	2,933
Other Countries(1)	4,972	4,322

Total	$31,068	$25,842

(1)	No additional locations are individually significant.

The Company classifies its products into two categories: exclusive technology and traditional fusion products. The following table represents total sales by product category (in thousands):

	Three Months Ended March 31,
	2014	2013
Exclusive technology products	$26,498	$20,881
Traditional fusion products	4,570	4,961

Total	$31,068	$25,842

The following table represents long-lived assets by geographic area (in thousands):

	March 31, 2014	December 31, 2013
United States	$7,599	$7,446
France	4,015	3,615
Other Countries(1)	1,457	1,634

Total	$13,071	$12,695

(1)	No additional locations are individually significant.

17.	SEGMENT AND GEOGRAPHIC INFORMATION

Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company globally manages the business within one reportable segment. Segment information is consistent with how management reviews the business, makes investing and resource allocation decisions and assesses operating performance. The Company’s products are principally sold in the United States and France.

The following table represents total sales by geographic area, based on the location of the customer (in thousands):

	Years Ended December 31,
	2013	2012	2011
United States	$82,307	$64,801	$52,062
France	11,233	9,388	9,128
Other Countries(1)	18,054	16,729	16,785

Total	$111,594	$90,918	$77,975

(1)	No additional locations are individually significant.

The Company classifies its products into two categories: exclusive technology and traditional fusion products. The following table represents total sales by product category (in thousands):

	Years Ended December 31,
	2013	2012	2011
Exclusive technology products	$92,818	$72,805	$57,450
Traditional fusion products	18,776	18,113	20,525

Total	$111,594	$90,918	$77,975

The following table represents long-lived assets by geographic area (in thousands):

	December 31,
	2013	2012
United States	$7,446	$6,020
France	3,615	4,700
Other Countries(1)	1,634	1,576

Total	$12,695	$12,296

(1)	No additional locations are individually significant.